Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) $ in Thousands	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares shares
Statement of Financial Position [Abstract]
Net of allowance for credit losses (in Dollars) (in Dollars) | $	$ 669	$ 380
Ordinary shares, shares authorized	15,000,000	15,000,000	5,000,000
Ordinary shares, shares issued	5,958,757	2,151,745	1,522,398
Ordinary shares, shares outstanding	5,958,757	2,151,745	1,522,398
Ordinary shares, par value (in New Shekels per share and Dollars per share) | (per share)			₪ 0.2